Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM International Mutual Funds (Invesco International Mutual Funds)
Entity Central Index Key	0000880859
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000000537 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class A
Trading Symbol	ASIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class A)	$70	1.44%
*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 410,803,484
Holdings Count | Holding	55
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.

C000000539 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class C
Trading Symbol	ASICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class C)	$107	2.19%
*	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.19%	[2]
Net Assets	$ 410,803,484
Holdings Count | Holding	55
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.

C000256073 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class R
Trading Symbol	ASQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class R)	$83	1.69%
▼	For the period February 24, 2025 (commencement of operations) to April 30, 2025. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 83	[3]
Expense Ratio, Percent	1.69%	[4]
Net Assets	$ 410,803,484
Holdings Count | Holding	55
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.

C000071235 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class Y
Trading Symbol	ASIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class Y)	$58	1.19%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[5]
Net Assets	$ 410,803,484
Holdings Count | Holding	55
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.

C000188848 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV Asia Pacific Equity Fund
Class Name	Class R6
Trading Symbol	ASISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV Asia Pacific Equity Fund (Class R6)	$50	1.02%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[6]
Net Assets	$ 410,803,484
Holdings Count | Holding	55
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$410,803,484
Total number of portfolio holdings	55
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.40%
Tencent Holdings Ltd.	6.53%
HDFC Bank Ltd., ADR	5.02%
MediaTek, Inc.	3.27%
Reliance Industries Ltd.	2.97%
BDO Unibank, Inc.	2.71%
United Overseas Bank Ltd.	2.49%
Samsung Electronics Co. Ltd.	2.48%
PT Mitra Keluarga Karyasehat Tbk	2.43%
Airtac International Group	2.38%
* Excluding money market fund holdings, if any.

C000000540 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class A
Trading Symbol	AEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class A)	$73	1.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[7],[8]
Net Assets	$ 415,223,889
Holdings Count | Holding	65
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.

C000000544 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Investor Class
Trading Symbol	EGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Investor Class)	$68	1.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.34%	[9],[10]
Net Assets	$ 415,223,889
Holdings Count | Holding	65
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.

C000188849 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class R6
Trading Symbol	AEGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class R6)	$53	1.04%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[11]
Net Assets	$ 415,223,889
Holdings Count | Holding	65
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.

C000000542 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class C
Trading Symbol	AEDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class C)	$110	2.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.19%	[12],[13]
Net Assets	$ 415,223,889
Holdings Count | Holding	65
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.

C000000543 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class R
Trading Symbol	AEDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class R)	$85	1.69%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%	[14],[15]
Net Assets	$ 415,223,889
Holdings Count | Holding	65
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.

C000071236 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Equity Fund
Class Name	Class Y
Trading Symbol	AEDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Equity Fund (Class Y)	$60	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[16],[17]
Net Assets	$ 415,223,889
Holdings Count | Holding	65
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$415,223,889
Total number of portfolio holdings	65
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.57%
Deutsche Boerse AG	3.35%
RELX PLC	3.07%
IG Group Holdings PLC	2.96%
Roche Holding AG	2.75%
Publicis Groupe S.A.	2.37%
Air Liquide S.A.	2.37%
ASML Holding N.V.	2.25%
Technogym S.p.A.	2.24%
Shell PLC	2.22%
* Excluding money market fund holdings, if any.

C000000553 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class C
Trading Symbol	AIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class C)	$101	2.03%
*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.03%	[18]
Net Assets	$ 2,390,369,758
Holdings Count | Holding	83
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.

C000000551 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class A
Trading Symbol	AIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class A)	$64	1.28%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[19]
Net Assets	$ 2,390,369,758
Holdings Count | Holding	83
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.

C000000554 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R
Trading Symbol	AIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R)	$76	1.53%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[20]
Net Assets	$ 2,390,369,758
Holdings Count | Holding	83
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.

C000209193 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R6
Trading Symbol	GLVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R6)	$44	0.87%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[21]
Net Assets	$ 537,697,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.

C000209194 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R5
Trading Symbol	GFFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R5)	$44	0.87%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[22]
Net Assets	$ 537,697,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.

C000209195 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class A
Trading Symbol	GLVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class A)	$62	1.24%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[23]
Net Assets	$ 537,697,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.

C000209197 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class C
Trading Symbol	GLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class C)	$99	1.99%
*	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%	[24]
Net Assets	$ 537,697,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.

C000209198 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class R
Trading Symbol	GLVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R)	$75	1.49%
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[25]
Net Assets	$ 537,697,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.

C000209196 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Focus Fund
Class Name	Class Y
Trading Symbol	GLVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class Y)	$50	0.99%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[26]
Net Assets	$ 537,697,171
Holdings Count | Holding	47
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$537,697,171
Total number of portfolio holdings	47
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	9.64%
Alphabet, Inc., Class A	6.31%
Amazon.com, Inc.	6.08%
Mastercard, Inc., Class A	5.34%
Hermes International S.C.A.	4.27%
Uber Technologies, Inc.	4.06%
Tencent Holdings Ltd.	3.86%
CrowdStrike Holdings, Inc., Class A	3.78%
Eli Lilly and Co.	3.62%
ServiceNow, Inc.	3.60%
* Excluding money market fund holdings, if any.

C000209204 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class Y
Trading Symbol	OSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class Y)	$60	1.19%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[27]
Net Assets	$ 3,477,725,107
Holdings Count | Holding	111
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.

C000209201 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R
Trading Symbol	OSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R)	$85	1.69%
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%	[28]
Net Assets	$ 3,477,725,107
Holdings Count | Holding	111
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.

C000209200 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R5
Trading Symbol	INSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R5)	$54	1.07%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[29]
Net Assets	$ 3,477,725,107
Holdings Count | Holding	111
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.

C000209199 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class R6
Trading Symbol	OSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R6)	$51	1.01%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[30]
Net Assets	$ 3,477,725,107
Holdings Count | Holding	111
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.

C000209203 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class A
Trading Symbol	OSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class A)	$72	1.43%
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[31]
Net Assets	$ 3,477,725,107
Holdings Count | Holding	111
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.

C000209202 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Small-Mid Company Fund
Class Name	Class C
Trading Symbol	OSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class C)	$110	2.19%
*	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.19%	[32]
Net Assets	$ 3,477,725,107
Holdings Count | Holding	111
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,477,725,107
Total number of portfolio holdings	111
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carl Zeiss Meditec AG, BR	2.82%
Partners Group Holding AG	2.24%
Azbil Corp.	2.04%
VZ Holding AG	1.86%
OBIC Co. Ltd.	1.86%
Knorr-Bremse AG	1.76%
Weir Group PLC (The)	1.76%
SCSK Corp.	1.53%
Seria Co. Ltd.	1.49%
TechnoPro Holdings, Inc.	1.42%
* Excluding money market fund holdings, if any.

C000171599 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R6
Trading Symbol	VSQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class R6)	$9	0.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[33],[34]
Net Assets	$ 16,096,920
Holdings Count | Holding	347
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.

C000120687 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R6
Trading Symbol	IGFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R6)	$43	0.85%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[35]
Net Assets	$ 2,390,369,758
Holdings Count | Holding	83
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.

C000023043 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class R5
Trading Symbol	AIEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R5)	$46	0.92%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[36]
Net Assets	$ 2,390,369,758
Holdings Count | Holding	83
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.

C000071239 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Equity Fund
Class Name	Class Y
Trading Symbol	AIIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class Y)	$51	1.03%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[37]
Net Assets	$ 2,390,369,758
Holdings Count | Holding	83
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,390,369,758
Total number of portfolio holdings	83
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Investor AB, Class B	3.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.06%
RELX PLC	2.35%
HDFC Bank Ltd., ADR	2.25%
RB Global, Inc.	2.14%
Keyence Corp.	2.14%
Sony Group Corp.	2.12%
FinecoBank Banca Fineco S.p.A.	1.88%
Publicis Groupe S.A.	1.75%
CRH PLC	1.72%
* Excluding money market fund holdings, if any.

C000171594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class A
Trading Symbol	VSQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class A)	$21	0.44%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%	[38],[39]
Net Assets	$ 16,096,920
Holdings Count | Holding	347
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.

C000171595 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class C
Trading Symbol	VSQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class C)	$58	1.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[40],[41]
Net Assets	$ 16,096,920
Holdings Count | Holding	347
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.

C000171596 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R
Trading Symbol	VSQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class R)	$34	0.69%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[42],[43]
Net Assets	$ 16,096,920
Holdings Count | Holding	347
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.

C000171597 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class Y
Trading Symbol	VSQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class Y)	$9	0.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[44],[45]
Net Assets	$ 16,096,920
Holdings Count | Holding	347
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.

C000171598 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI World SRI Index Fund
Class Name	Class R5
Trading Symbol	VSQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI World SRI Index Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI World SRI Index Fund (Class R5)	$9	0.19%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[46],[47]
Net Assets	$ 16,096,920
Holdings Count | Holding	347
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$16,096,920
Total number of portfolio holdings	347
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.91%
Tesla, Inc.	4.52%
Home Depot, Inc. (The)	1.98%
Coca-Cola Co. (The)	1.65%
ASML Holding N.V.	1.49%
Novo Nordisk A/S, Class B	1.17%
PepsiCo, Inc.	1.05%
Verizon Communications, Inc.	1.02%
Intuit, Inc.	1.00%
Sony Group Corp.	0.98%
* Excluding money market fund holdings, if any.

C000209231 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class R6
Trading Symbol	OIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class R6)	$37	0.74%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[48]
Net Assets	$ 5,338,034,859
Holdings Count | Holding	62
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.

C000209217 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R6
Trading Symbol	QMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R6)	$47	0.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[49],[50]
Net Assets	$ 36,876,344
Holdings Count | Holding	457
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.

C000209218 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R5
Trading Symbol	GMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R5)	$47	0.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[51],[52]
Net Assets	$ 36,876,344
Holdings Count | Holding	457
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.

C000209220 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class Y
Trading Symbol	QMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class Y)	$47	0.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[53],[54]
Net Assets	$ 36,876,344
Holdings Count | Holding	457
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.

C000209221 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class R
Trading Symbol	QMGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R)	$73	1.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%	[55],[56]
Net Assets	$ 36,876,344
Holdings Count | Holding	457
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.

C000209234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class A
Trading Symbol	OIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class A)	$58	1.16%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[57]
Net Assets	$ 5,338,034,859
Holdings Count | Holding	62
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.

C000209229 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class C
Trading Symbol	OIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class C)	$96	1.92%
*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.92%	[58]
Net Assets	$ 5,338,034,859
Holdings Count | Holding	62
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.

C000209230 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class R
Trading Symbol	OIGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class R)	$71	1.42%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%	[59]
Net Assets	$ 5,338,034,859
Holdings Count | Holding	62
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.

C000209233 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class Y
Trading Symbol	OIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class Y)	$46	0.92%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[60]
Net Assets	$ 5,338,034,859
Holdings Count | Holding	62
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.

C000209232 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer International Growth Fund
Class Name	Class R5
Trading Symbol	INGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer International Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer International Growth Fund (Class R5)	$41	0.81%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[61]
Net Assets	$ 5,338,034,859
Holdings Count | Holding	62
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$5,338,034,859
Total number of portfolio holdings	62
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Reliance Industries Ltd.	3.13%
Dollarama, Inc.	3.11%
London Stock Exchange Group PLC	3.03%
Siemens AG	2.86%
BAE Systems PLC	2.77%
ResMed, Inc.	2.67%
Universal Music Group N.V.	2.58%
AstraZeneca PLC	2.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.45%
Compass Group PLC	2.41%
* Excluding money market fund holdings, if any.

C000209205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class C
Trading Symbol	OGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class C)	$89	1.82%
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.82%	[62]
Net Assets	$ 8,332,585,263
Holdings Count | Holding	66
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.

C000209210 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class A
Trading Symbol	OPPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class A)	$51	1.05%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[63]
Net Assets	$ 8,332,585,263
Holdings Count | Holding	66
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.

C000209206 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R
Trading Symbol	OGLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R)	$64	1.32%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.32%	[64]
Net Assets	$ 8,332,585,263
Holdings Count | Holding	66
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.

C000209207 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class Y
Trading Symbol	OGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class Y)	$40	0.82%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%	[65]
Net Assets	$ 8,332,585,263
Holdings Count | Holding	66
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.

C000209208 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R5
Trading Symbol	GFDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R5)	$38	0.78%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[66]
Net Assets	$ 8,332,585,263
Holdings Count | Holding	66
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.

C000209209 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Fund
Class Name	Class R6
Trading Symbol	OGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R6)	$35	0.71%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[67]
Net Assets	$ 8,332,585,263
Holdings Count | Holding	66
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$8,332,585,263
Total number of portfolio holdings	66
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.75%
Meta Platforms, Inc., Class A	8.22%
SAP SE	5.02%
S&P Global, Inc.	4.58%
DLF Ltd.	3.97%
Eli Lilly and Co.	3.63%
Visa, Inc., Class A	3.48%
Analog Devices, Inc.	3.33%
NVIDIA Corp.	3.32%
Intuit, Inc.	3.13%
* Excluding money market fund holdings, if any.

C000209214 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class A
Trading Symbol	OPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class A)	$55	1.16%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%	[68],[69]
Net Assets	$ 2,302,883,267
Holdings Count | Holding	126
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000209212 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R6
Trading Symbol	OGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R6)	$37	0.77%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.77%	[70]
Net Assets	$ 2,302,883,267
Holdings Count | Holding	126
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000209211 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R5
Trading Symbol	GOFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R5)	$40	0.84%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.84%	[71]
Net Assets	$ 2,302,883,267
Holdings Count | Holding	126
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000209215 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class C
Trading Symbol	OGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class C)	$91	1.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.92%	[72],[73]
Net Assets	$ 2,302,883,267
Holdings Count | Holding	126
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000209216 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class R
Trading Symbol	OGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R)	$67	1.42%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.42%	[74],[75]
Net Assets	$ 2,302,883,267
Holdings Count | Holding	126
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000209213 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Opportunities Fund
Class Name	Class Y
Trading Symbol	OGIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class Y)	$44	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%	[76],[77]
Net Assets	$ 2,302,883,267
Holdings Count | Holding	126
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,302,883,267
Total number of portfolio holdings	126
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sysmex Corp.	2.36%
Carl Zeiss Meditec AG, BR	2.25%
Spirax Group PLC	2.19%
Disco Corp.	2.09%
WEG S.A.	1.97%
Legrand S.A.	1.87%
Partners Group Holding AG	1.86%
Givaudan S.A.	1.72%
Raia Drogasil S.A.	1.65%
Cencora, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000209219 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class A
Trading Symbol	QMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class A)	$60	1.16%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[78],[79]
Net Assets	$ 36,876,344
Holdings Count | Holding	457
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.

C000209222 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Advantage International Fund
Class Name	Class C
Trading Symbol	QMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class C)	$98	1.91%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%	[80],[81]
Net Assets	$ 36,876,344
Holdings Count | Holding	457
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$36,876,344
Total number of portfolio holdings	457
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.02%
Roche Holding AG	1.74%
Novartis AG	1.62%
Alibaba Group Holding Ltd.	1.52%
Deutsche Telekom AG	1.50%
UBS Group AG	1.42%
China Construction Bank Corp., H Shares	1.21%
HSBC Holdings PLC	1.18%
Sanofi S.A.	1.18%
Banco Santander S.A.	1.14%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	For the period February 24, 2025 (commencement of operations) to April 30, 2025. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Annualized.
[12]	Annualized.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Annualized.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Annualized.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[40]	Annualized.
[41]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[42]	Annualized.
[43]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[44]	Annualized.
[45]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[46]	Annualized.
[47]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[48]	Annualized.
[49]	Annualized.
[50]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[51]	Annualized.
[52]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[53]	Annualized.
[54]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[55]	Annualized.
[56]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[57]	Annualized.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[74]	Annualized.
[75]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[76]	Annualized.
[77]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[78]	Annualized.
[79]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[80]	Annualized.
[81]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.